Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Detail) - Unquoted equity investments [member] - Discounted cash flow model [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow model	Discounted cash flow model
Significant unobservable input	Long term growth rate	Long term growth rate
Input	3.00%	3.00%
Movement by	0.50%	0.50%
Increase	₨ 304	₨ 298
Decrease	₨ (295)	₨ (273)
Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Discount rate	Discount rate
Input	10.90%	11.60%
Movement by	0.50%	0.50%
Increase	₨ (393)	₨ (388)
Decrease	₨ 395	₨ 404